Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt	Debt

In millions		Maturity	US$ denominated amount		As at December 31,	2024	2023
Notes and debentures (1)
Canadian National series:
2.95%	10-year notes (2)	Nov 21, 2024	US$	—		$—	$464
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		719	662
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		683	629
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
4.60%	5-year notes (2)	May 2, 2029				700	—
4.15%	7-year notes (2)	May 10, 2030				550	550
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		288	265
3.85%	10-year notes (2)	Aug 5, 2032	US$	800		1,151	1,059
4.40%	10-year notes (2)	May 10, 2033				400	400
5.85%	10-year notes (2)	Nov 1, 2033	US$	300		431	397
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		719	662
4.38%	10-year notes (2)	Sep 18, 2034	US$	750		1,079	—
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		647	596
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		360	331
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		431	397
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		360	331
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		360	331
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		935	861
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		863	795
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		935	861
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		863	795
4.40%	30-year notes (2)	Aug 5, 2052	US$	700		1,007	927
4.70%	30-year notes (2)	May 10, 2053				800	800
6.13%	30-year notes (2)	Nov 1, 2053	US$	300		431	397
5.10%	30-year notes (2)	May 2, 2054				550	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		180	165
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						19,684	16,917
Other
Commercial paper						721	1,801
Finance leases						7	38
Equipment loans and other (4)						1,489	715
Total debt, gross						21,901	19,471
Net unamortized discount and debt issuance costs (3)						(1,007)	(998)
Total debt (5)						20,894	18,473
Less: Current portion of long-term debt						1,166	2,340
Total long-term debt						$19,728	$16,133
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2024, these notes were recorded as a discounted debt of $16 million (2023 - $15 million) using an imputed interest rate of 5.75% (2023 - 5.75%). The discount of $826 million (2023 - $827 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $1,449 million (2023 - $677 million) of equipment loans under the non-revolving credit facilities. Also included is $40 million (2023 - $38 million) of other loans payable monthly at a weighted average interest rate of 2.35% (2023 - 2.11%).
(5)See Note 22 – Financial instruments for the fair value of debt.
Notes and debentures
For the year ended December 31, 2024, the Company issued and repaid the following:
•On November 21, 2024, repayment of US$350 million ($490 million) 2.95% Notes due 2024 upon maturity;
•On September 18, 2024, issuance of US$750 million ($1,020 million) 4.38% Notes due 2034 in the U.S. capital markets, which resulted in total net proceeds of $1,011 million; and
•On May 2, 2024, issuance of $700 million 4.60% Notes due 2029 and $550 million 5.10% Notes due in 2054 in the Canadian capital markets, which resulted in total net proceeds of $1,242 million.

For the year ended December 31, 2023, the Company issued and repaid the following:
•On November 1, 2023, issuance of US$300 million ($416 million) 5.85% Notes due 2033 and US$300 million ($416 million) 6.13% Notes due 2053, in the U.S. capital markets, which resulted in total net proceeds of $824 million;
•On May 15, 2023, repayment of US$150 million ($203 million) 7.63% Notes due 2023 upon maturity; and
•On May 10, 2023, issuance of $550 million 4.15% Notes due 2030, $400 million 4.40% Notes due 2033 and $800 million 4.70% Notes due 2053 in the Canadian capital markets, which resulted in total net proceeds of $1,730 million.

Revolving credit facilities
The Company has unsecured revolving credit facilities with a consortium of lenders. The unsecured credit facility of $2.5 billion is available for general corporate purposes and backstopping the Company's commercial paper programs. The facility consists of two tranches of $1.25 billion and was amended on March 28, 2024 to extend the tenor of each tranche by one year to, respectively, March 31, 2027 and March 31, 2029. This revolving credit facility agreement is structured as a sustainability linked loan whereby its applicable margins are adjusted up or down based on the Company's performance under certain sustainability goals. The unsecured credit facility of $1.0 billion is available for general corporate purposes and was amended on March 28, 2024 to extend its tenor by one year to March 17, 2026. On March 28, 2024, the Company also amended both credit facilities to transition from the Canadian Dollar Offered Rate (CDOR) to the Canadian Overnight Repo Rate Average (CORRA). The credit facilities provide borrowings at various benchmark interest rates, such as the Secured Overnight Financing Rate (SOFR) and CORRA, plus applicable margins, based on CN's credit ratings.

Subject to the consent of the individual lenders, the Company has the option to increase the revolving credit facilities by an additional $500 million each during their terms and to request an extension of the $2.5 billion credit facility once a year to maintain the tenors of three year and five year of the respective tranches.

As at December 31, 2024 and 2023, the Company had no outstanding borrowings under these revolving credit facilities and there were no draws in 2024 and 2023.

Both revolving credit facility agreements have one financial covenant, which limits debt as a percentage of total capitalization. As at December 31, 2024, the Company was in compliance with its financial covenant.

Equipment loans
The Company has various secured non-revolving term loan credit facilities for financing or refinancing the purchase of equipment. The equipment loans made under the non-revolving credit facilities have a tenor at inception varying from 15 to 20 years and are secured by rolling stock. On March 21, 2024, the Company amended certain of its non-revolving term loan facilities to transition from CDOR to CORRA. Borrowings under the non-revolving term loan facilities are provided at SOFR or CORRA plus applicable margins.

On March 22, 2024, the Company issued a $412 million equipment loan and on October 29, 2024, the Company issued a $366 million equipment loan under these facilities. In 2024, the Company repaid $63 million (2023 - $41 million) of its equipment loans. As at December 31, 2024, the Company had outstanding borrowings of $1,449 million (2023 - $677 million), at a weighted-average interest rate of 4.79% (2023 - 6.09%), and had no further amounts available to be drawn under these facilities (2023 - $769 million).
Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's $2.5 billion revolving credit facility. The maximum aggregate principal amount of commercial paper that can be issued is $2.5 billion, or the US dollar equivalent, on a combined basis.

As at December 31, 2024 and 2023, the Company had total commercial paper borrowings of US$501 million ($721 million) and US$1,360 million ($1,801 million), respectively, at a weighted-average interest rate of 4.73% and 5.63%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.

In millions	Year ended December 31,	2024	2023	2022
Commercial paper with maturities less than 90 days
Issuance		$18,564	$13,767	$11,799
Repayment		(19,851)	(13,090)	(11,087)
Change in commercial paper with maturities less than 90 days, net		$(1,287)	$677	$712
Commercial paper with maturities of 90 days or greater
Issuance		$1,682	$1,871	$440
Repayment		(1,776)	(1,640)	(589)
Change in commercial paper with maturities of 90 days or greater, net		$(94)	$231	$(149)
Change in commercial paper, net		$(1,381)	$908	$563

Accounts receivable securitization program
The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On March 20, 2024, the Company extended the term of its agreement by one year to February 2, 2026.

The Company has retained the responsibility for servicing, administering and collecting the receivables sold. The average servicing period is approximately one month and the interest on borrowings under the accounts receivable securitization program is renewed based on commercial paper rates then in effect, or CORRA or SOFR if the commercial paper market is inaccessible.

During the year ended December 31, 2024, the Company had proceeds from the accounts receivable securitization program of $450 million (2023 and 2022 - $nil) and repayments of $450 million (2023 and 2022 - $nil).

As at December 31, 2024 and 2023, the Company had no outstanding borrowings under the accounts receivable securitization program.

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 28, 2024, the Company extended the maturity date of its committed bilateral letter of credit facility agreements to April 28, 2027. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit outstanding.

As at December 31, 2024, the Company had outstanding letters of credit of $329 million (2023 - $337 million) under the committed facilities from a total available amount of $366 million (2023 - $361 million) and $142 million (2023 - $152 million) under the uncommitted facilities.

As at December 31, 2024, included in Restricted cash and cash equivalents was $nil (2023 - $339 million) pledged as collateral under the committed bilateral letter of credit facilities, $nil (2023 - $100 million) pledged as collateral under the uncommitted bilateral letter of credit facilities, and $12 million (2023 - $10 million) held in escrow.
Debt maturities

In millions	Debt (1)
2025	$1,165
2026	799
2027	81
2028	1,116
2029	1,134
2030 & thereafter	16,592
Total	20,887
Finance lease liabilities (2)	7
Total debt	$20,894
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 – Leases for maturities of finance lease liabilities.

Amount of US dollar-denominated debt

In millions	As at December 31,		2024		2023
Notes and debentures		US$	8,650	US$	8,250
Commercial paper			501		1,360
Finance lease liabilities			5		27
Equipment loans and other			506		540
Total amount of US dollar-denominated debt in US$		US$	9,662	US$	10,177
Total amount of US dollar-denominated debt in C$			$13,898		$13,477